Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
As of December 31, 2023 and 2022, the Company’s cash and cash equivalents balance was $1,413 and $1,649, respectively. These balances included $755 and $1,228, respectively, of money market funds, corporate bonds and commercial paper.